Schedule of Investments (unaudited)	iShares® Floating Rate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.1%
General Dynamics Corp., 0.59%, 05/11/21, (3 mo. LIBOR US + 0.380%)(a)	$7,005	$7,008,713

Agriculture — 0.3%
BAT Capital Corp., 1.10%, 08/15/22 (Call 07/15/22), (3 mo. LIBOR US + 0.880%)(a)	17,490	17,620,475

Auto Manufacturers — 7.9%
American Honda Finance Corp.
0.42%, 02/12/21, (3 mo. LIBOR US + 0.210%)(a)	9,736	9,736,876
0.50%, 01/12/24, (3 mo. LIBOR US + 0.280%)(a)	5,880	5,881,352
0.52%, 12/10/21, (3 mo. LIBOR US + 0.290%)(a)(b)	17,825	17,836,408
0.57%, 06/11/21, (3 mo. LIBOR US + 0.350%)(a)	14,720	14,737,664
0.57%, 11/05/21, (3 mo. LIBOR US + 0.350%)(a)(b)	17,920	17,960,858
0.58%, 05/10/23, (3 mo. LIBOR US + 0.370%)(a)	11,785	11,827,072
0.65%, 09/08/23, (3 mo. LIBOR US + 0.420%)(a)	10,000	10,053,300
0.67%, 02/15/22, (3 mo. LIBOR US + 0.450%)(a)(b)	1,890	1,898,297
0.69%, 11/16/22, (3 mo. LIBOR US + 0.470%)(a)	4,346	4,370,251
0.79%, 06/27/22, (3 mo. LIBOR US + 0.540%)(a)(b)	1,570	1,579,656
BMW Finance NV, 1.00%, 08/12/22, (3 mo. LIBOR US + 0.790%)(a)(b)(c)	14,745	14,862,223
BMW U.S. Capital LLC
0.63%, 04/12/21, (3 mo. LIBOR US + 0.410%)(a)(c)	4,289	4,292,260
0.71%, 08/13/21, (3 mo. LIBOR US + 0.500%)(a)(b)(c)	4,806	4,811,959
0.76%, 04/14/22, (3 mo. LIBOR US + 0.530%)(a)(b)(c)	670	672,720
Daimler Finance North America LLC
0.64%, 02/12/21, (3 mo. LIBOR US + 0.430%)(a)(c)	6,703	6,703,871
0.66%, 02/22/21, (3 mo. LIBOR US + 0.450%)(a)(c)	15,072	15,076,220
0.77%, 05/04/21, (3 mo. LIBOR US + 0.550%)(a)(c)	18,495	18,517,194
0.89%, 11/05/21, (3 mo. LIBOR US + 0.670%)(a)(b)(c)	2,723	2,734,055
1.06%, 05/04/23, (3 mo. LIBOR US + 0.840%)(a)(b)(c)	3,689	3,723,050
1.09%, 02/22/22, (3 mo. LIBOR US + 0.880%)(a)(b)(c)	28,635	28,848,044
1.12%, 02/15/22, (3 mo. LIBOR US + 0.900%)(a)(c)	36,991	37,252,157
General Motors Co., 1.13%, 09/10/21, (3 mo. LIBOR US + 0.900%)(a)(b)	3,400	3,414,552
General Motors Financial Co. Inc.
1.07%, 04/09/21, (3 mo. LIBOR US + 0.850%)(a)	2,375	2,377,066
1.23%, 01/05/23, (3 mo. LIBOR US + 0.990%)(a)(b)	6,482	6,515,771
1.27%, 11/17/23, (SOFRRATE + 1.200%)(a)	25,000	25,248,000
1.33%, 11/06/21, (3 mo. LIBOR US + 1.100%)(a)(b)	1,952	1,959,671
1.55%, 06/30/22, (3 mo. LIBOR US + 1.310%)(a)(b)	7,869	7,943,362
1.78%, 01/14/22, (3 mo. LIBOR US + 1.550%)(a)(b)	7,594	7,657,638
Harley-Davidson Financial Services Inc., 1.17%, 03/02/21, (3 mo. LIBOR US + 0.940%)(a)(c)	2,705	2,706,407
Hyundai Capital America
1.17%, 07/08/21, (3 mo. LIBOR US + 0.940%)(a)(c)	4,999	5,008,098
1.17%, 07/08/21, (3 mo. LIBOR US + 0.940%)(a)(d)	545	545,992
Nissan Motor Acceptance Corp.
0.87%, 09/21/21, (3 mo. LIBOR US + 0.630%)(a)(b)(c)	5,470	5,461,686
0.87%, 07/13/22, (3 mo. LIBOR US + 0.650%)(a)(c)	3,140	3,128,319
0.94%, 09/28/22, (3 mo. LIBOR US + 0.690%)(a)(c)	6,829	6,796,767
1.11%, 01/13/22, (3 mo. LIBOR US + 0.890%)(a)(b)(c)	7,477	7,475,953
Toyota Motor Credit Corp.
0.35%, 08/13/21, (3 mo. LIBOR US + 0.125%)(a)(b)	34,438	34,449,020
0.37%, 02/14/22, (3 mo. LIBOR US + 0.150%)(a)(b)	6,920	6,923,875
0.50%, 04/13/21, (3 mo. LIBOR US + 0.280%)(a)	13,203	13,208,941
0.53%, 10/07/21, (3 mo. LIBOR US + 0.290%)(a)	4,742	4,749,777
0.61%, 01/11/23, (3 mo. LIBOR US + 0.390%)(a)(b)	2,400	2,411,328
0.62%, 05/17/22, (3 mo. LIBOR US + 0.400%)(a)(b)	9,290	9,319,914

Security	Par (000)	Value

Auto Manufacturers (continued)
0.71%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)(b)	$13,231	$13,312,371
0.91%, 01/11/22, (3 mo. LIBOR US + 0.690%)(a)(b)	8,195	8,244,990
Volkswagen Group of America Finance LLC
1.10%, 09/24/21, (3 mo. LIBOR US + 0.860%)(a)(b)(c)	14,060	14,122,708
1.15%, 11/12/21, (3 mo. LIBOR US + 0.940%)(a)(b)(c)	15,414	15,512,187
		441,869,880
Banks — 51.6%
ABN AMRO Bank NV, 0.80%, 08/27/21, (3 mo. LIBOR US + 0.570%)(a)(b)(c)	16,519	16,569,548
ANZ New Zealand Int'l Ltd./London, 1.22%, 01/25/22, (3 mo. LIBOR US + 1.000%)(a)(b)(c)	1,710	1,724,227
ASB Bank Ltd., 1.19%, 06/14/23, (3 mo. LIBOR US + 0.970%)(a)(b)(c)	3,975	4,048,259
Australia & New Zealand Banking Group Ltd.
0.68%, 05/17/21, (3 mo. LIBOR US + 0.460%)(a)(b)(c)	5,635	5,642,044
0.70%, 11/21/22, (3 mo. LIBOR US + 0.490%)(a)(b)(c)	13,725	13,806,252
0.79%, 11/09/22, (3 mo. LIBOR US + 0.580%)(a)(c)	1,210	1,219,075
0.94%, 05/19/22, (3 mo. LIBOR US + 0.710%)(a)(c)	5,274	5,314,135
1.08%, 11/23/21, (3 mo. LIBOR US + 0.870%)(a)(b)(c)	2,965	2,984,599
1.22%, 06/01/21, (3 mo. LIBOR US + 0.990%)(a)(c)	265	265,837
Banco Santander SA
1.30%, 02/23/23, (3 mo. LIBOR US + 1.090%)(a)	7,510	7,615,591
1.34%, 04/12/23, (3 mo. LIBOR US + 1.120%)(a)	12,480	12,678,557
1.78%, 04/11/22, (3 mo. LIBOR US + 1.560%)(a)(b)	11,249	11,408,510
Bank of America Corp.
0.90%, 06/25/22 (Call 06/25/21), (3 mo. LIBOR US + 0.650%)(a)	13,039	13,062,079
1.02%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.790%)(a)	32,114	32,432,250
1.18%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.960%)(a)	9,560	9,703,304
1.22%, 04/24/23 (Call 04/24/22), (3 mo. LIBOR US + 1.000%)(a)(b)	31,404	31,727,461
1.38%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(a)(b)	11,392	11,503,642
1.40%, 10/21/22 (Call 10/21/21), (3 mo. LIBOR US + 1.180%)(a)	16,132	16,253,313
1.64%, 04/19/21, (3 mo. LIBOR US + 1.420%)(a)	14,595	14,638,493
Bank of Montreal
0.63%, 09/10/21, (3 mo. LIBOR US + 0.400%)(a)(b)	17,339	17,377,319
0.82%, 03/26/22, (3 mo. LIBOR US + 0.570%)(a)(b)	4,140	4,162,025
0.85%, 09/11/22, (3 mo. LIBOR US + 0.630%)(a)(b)	3,297	3,324,860
1.02%, 08/27/21, (3 mo. LIBOR US + 0.790%)(a)(b)	6,355	6,382,771
Series D, 0.68%, 04/13/21, (3 mo. LIBOR US + 0.460%)(a)	10,768	10,777,691
Bank of New York Mellon Corp. (The), 1.26%, 10/30/23 (Call 10/30/22), (3 mo. LIBOR US + 1.050%)(a)	11,108	11,274,731
Bank of Nova Scotia (The)
0.66%, 04/20/21, (3 mo. LIBOR US + 0.440%)(a)(b)	7,764	7,771,220
0.86%, 09/19/22, (3 mo. LIBOR US + 0.620%)(a)(b)	13,672	13,784,521
0.87%, 03/07/22, (3 mo. LIBOR US + 0.640%)(a)(b)	1,544	1,553,650
Banque Federative du Credit Mutuel SA
0.95%, 07/20/22, (3 mo. LIBOR US + 0.730%)(a)(c)	5,275	5,314,721
1.18%, 07/20/23, (3 mo. LIBOR US + 0.960%)(a)(c)	6,262	6,356,744
Barclays PLC
1.60%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.380%)(a)	30,740	31,350,189
1.65%, 02/15/23 (Call 02/15/22), (3 mo. LIBOR US + 1.430%)(a)(b)	17,235	17,416,485

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.85%, 01/10/23 (Call 01/10/22), (3 mo. LIBOR US + 1.625%)(a)(b)	$8,452	$8,548,522
BBVA USA, 0.95%, 06/11/21 (Call 05/11/21), (3 mo. LIBOR US + 0.730%)(a)(b)	2,685	2,689,054
BNG Bank NV, 0.29%, 03/11/22, (3 mo. LIBOR US + 0.070%)(a)(c)	9,280	9,285,290
BNP Paribas SA, 0.60%, 08/07/21, (3 mo. LIBOR US + 0.390%)(a)(b)(c)	3,780	3,786,313
BPCE SA
1.11%, 05/31/22, (3 mo. LIBOR US + 0.880%)(a)(b)	11,990	12,100,788
1.43%, 05/22/22, (3 mo. LIBOR US + 1.220%)(a)(b)(c)	7,829	7,928,115
1.46%, 09/12/23, (3 mo. LIBOR US + 1.240%)(a)(b)(c)	9,596	9,818,915
Canadian Imperial Bank of Commerce
0.46%, 12/14/23, (SOFRRATE + 0.400%)(a)	15,000	15,036,900
0.53%, 02/02/21, (3 mo. LIBOR US + 0.315%)(a)	3,255	3,255,000
0.85%, 03/17/23, (SOFRRATE + 0.800%)(a)(b)	1,700	1,719,669
0.88%, 09/13/23, (3 mo. LIBOR US + 0.660%)(a)(b)	8,880	8,993,309
0.94%, 06/16/22, (3 mo. LIBOR US + 0.720%)(a)(b)	9,867	9,953,534
Capital One N.A., 1.36%, 01/30/23 (Call 01/30/22), (3 mo. LIBOR US + 1.150%)(a)	7,710	7,774,687
Citibank N.A.
0.76%, 02/19/22 (Call 01/19/22), (3 mo. LIBOR US + 0.530%)(a)(b)	9,315	9,317,701
0.79%, 07/23/21 (Call 06/23/21), (3 mo. LIBOR US + 0.570%)(a)	14,930	14,961,204
0.82%, 05/20/22 (Call 04/20/22), (3 mo. LIBOR US + 0.600%)(a)(b)	32,490	32,543,933
Citigroup Inc.
0.90%, 10/27/22 (Call 09/27/22), (3 mo. LIBOR US + 0.690%)(a)(b)	6,114	6,158,816
0.95%, 11/04/22 (Call 11/04/21), (SOFRRATE + 0.870%)(a)	11,020	11,068,488
1.17%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.950%)(a)(b)	11,535	11,652,196
1.18%, 04/25/22 (Call 03/25/22), (3 mo. LIBOR US + 0.960%)(a)(b)	35,798	36,135,933
1.25%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)	20,250	20,530,260
1.30%, 12/08/21 (Call 11/08/21), (3 mo. LIBOR US + 1.070%)(a)(b)	22,464	22,637,197
1.32%, 05/17/24 (Call 05/17/23), (3 mo. LIBOR US + 1.100%)(a)(b)	28,535	28,977,292
1.40%, 08/02/21, (3 mo. LIBOR US + 1.190%)(a)(b)	11,573	11,639,545
1.62%, 03/30/21, (3 mo. LIBOR US + 1.380%)(a)(b)	9,147	9,166,940
1.66%, 09/01/23 (Call 09/01/22), (3 mo. LIBOR US + 1.430%)(a)	38,970	39,651,585
Citizens Bank N.A./Providence RI
0.94%, 02/14/22 (Call 01/14/22), (3 mo. LIBOR US + 0.720%)(a)	5,017	5,042,938
1.04%, 05/26/22, (3 mo. LIBOR US + 0.810%)(a)	520	524,321
Commonwealth Bank of Australia
0.92%, 09/18/22, (3 mo. LIBOR US + 0.680%)(a)(b)(c)	4,960	5,004,491
0.92%, 03/16/23, (3 mo. LIBOR US + 0.700%)(a)(c)	300	303,408
0.93%, 03/10/22, (3 mo. LIBOR US + 0.700%)(a)(b)(c)	8,890	8,948,052
1.06%, 09/06/21, (3 mo. LIBOR US + 0.830%)(a)(b)(c)	7,587	7,623,266
Cooperatieve Rabobank UA, 1.11%, 09/26/23, (3 mo. LIBOR US + 0.860%)(a)(c)	1,750	1,775,812
Cooperatieve Rabobank UA/NY
0.65%, 04/26/21, (3 mo. LIBOR US + 0.430%)(a)	4,225	4,228,887
0.70%, 01/10/23, (3 mo. LIBOR US + 0.480%)(a)(b)	2,990	3,007,133

Security	Par (000)	Value

Banks (continued)
1.05%, 01/10/22, (3 mo. LIBOR US + 0.830%)(a)(b)	$7,849	$7,906,533
Credit Agricole Corporate & Investment Bank SA, 0.62%, 05/03/21, (3 mo. LIBOR US + 0.400%)(a)(c)	850	850,680
Credit Agricole SA/London
1.24%, 04/24/23, (3 mo. LIBOR US + 1.020%)(a)(b)(c)	3,910	3,963,371
1.42%, 07/01/21, (3 mo. LIBOR US + 1.180%)(a)(c)	2,000	2,009,540
1.65%, 01/10/22, (3 mo. LIBOR US + 1.430%)(a)(b)(c)	8,042	8,133,840
Credit Suisse AG/New York NY, 0.53%, 02/04/22, (SOFRRATE + 0.450%)(a)(b)	3,020	3,028,698
Credit Suisse Group AG
1.42%, 12/14/23 (Call 12/14/22), (3 mo. LIBOR US + 1.200%)(a)(b)(c)	16,015	16,245,616
1.46%, 06/12/24 (Call 06/12/23), (3 mo. LIBOR US + 1.240%)(a)(b)(c)	10,890	11,079,486
Credit Suisse Group Funding Guernsey Ltd., 2.51%, 04/16/21, (3 mo. LIBOR US + 2.290%)(a)(b)	2,760	2,772,530
Danske Bank A/S, 1.28%, 09/12/23, (3 mo. LIBOR US + 1.060%)(a)(c)	5,044	5,089,800
DBS Group Holdings Ltd., 0.84%, 07/25/22, (3 mo. LIBOR US + 0.620%)(a)(b)(c)	3,220	3,234,780
Deutsche Bank AG/New York NY
1.41%, 11/16/22, (3 mo. LIBOR US + 1.190%)(a)(b)	6,343	6,374,398
1.46%, 02/27/23, (3 mo. LIBOR US + 1.230%)(a)(b)	6,130	6,153,171
1.51%, 02/04/21, (3 mo. LIBOR US + 1.290%)(a)	7,070	7,070,000
DNB Bank ASA, 0.85%, 12/02/22,
(3 mo. LIBOR US + 0.620%)(a)(b)(c)	6,000	6,052,140
Fifth Third Bank NA
0.66%, 07/26/21 (Call 06/26/21), (3 mo. LIBOR US + 0.440%)(a)(b)	9,049	9,063,026
0.85%, 02/01/22, (3 mo. LIBOR US + 0.640%)(a)	6,080	6,113,805
Goldman Sachs Group Inc. (The)
0.96%, 02/23/23, (3 mo. LIBOR US + 0.750%)(a)	49,097	49,609,573
0.99%, 10/31/22 (Call 10/31/21), (3 mo. LIBOR US + 0.780%)(a)(b)	15,574	15,646,108
1.22%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 1.000%)(a)(b)	15,336	15,494,728
1.28%, 06/05/23 (Call 06/05/22), (3 mo. LIBOR US + 1.050%)(a)	15,834	15,992,657
1.33%, 04/26/22 (Call 04/26/21), (3 mo. LIBOR US + 1.110%)(a)	44,370	44,473,826
1.58%, 04/23/21 (Call 03/23/21), (3 mo. LIBOR US + 1.360%)(a)	8,086	8,100,555
1.82%, 11/29/23, (3 mo. LIBOR US + 1.600%)(a)	40,791	42,242,344
1.98%, 02/25/21, (3 mo. LIBOR US + 1.770%)(a)	6,824	6,831,848
HSBC Holdings PLC
1.22%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 1.000%)(a)(b)	45,275	45,858,142
1.45%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.230%)(a)(b)	6,073	6,168,589
1.74%, 01/05/22, (3 mo. LIBOR US + 1.500%)(a)(b)	21,400	21,641,392
Huntington National Bank (The), 0.77%, 02/05/21, (3 mo. LIBOR US + 0.550%)(a)	5,000	5,000,350
Industrial Bank of Korea, 0.81%, 08/02/21, (3 mo. LIBOR US + 0.600%)(a)(d)	1,430	1,432,274
ING Groep NV
1.24%, 10/02/23, (3 mo. LIBOR US + 1.000%)(a)(b)	3,416	3,464,780
1.40%, 03/29/22, (3 mo. LIBOR US + 1.150%)(a)(b)	19,616	19,829,618
JPMorgan Chase & Co.
0.85%, 06/18/22 (Call 05/18/22), (3 mo. LIBOR US + 0.610%)(a)	7,111	7,125,862

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.95%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(a)(b)	$19,291	$19,496,063
1.07%, 01/10/25 (Call 01/10/24), (3 mo. LIBOR US + 0.850%)(a)	500	506,800
1.11%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(a)	16,768	17,001,914
1.12%, 04/25/23 (Call 04/25/22), (3 mo. LIBOR US + 0.900%)(a)(b)	27,439	27,697,475
1.24%, 01/15/23 (Call 01/15/22), (3 mo. LIBOR US + 1.000%)(a)(b)	15,420	15,551,841
1.33%, 06/07/21 (Call 05/07/21), (3 mo. LIBOR US + 1.100%)(a)	11	11,031
1.45%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.230%)(a)	52,009	52,925,399
1.71%, 03/01/21 (Call 02/01/21), (3 mo. LIBOR US + 1.480%)(a)(b)	12,849	12,857,609
KEB Hana Bank, 0.94%, 10/02/22, (3 mo. LIBOR US + 0.700%)(a)(d)	4,465	4,484,378
KeyBank NA/Cleveland OH
0.37%, 01/03/24 (Call 01/03/23), (SOFRRATE + 0.340%)(a)	15,000	15,018,300
0.87%, 02/01/22, (3 mo. LIBOR US + 0.660%)(a)(b)	10,750	10,806,760
Korea Development Bank (The)
0.94%, 02/27/22, (3 mo. LIBOR US + 0.705%)(a)	13,835	13,902,653
0.96%, 07/06/22, (3 mo. LIBOR US + 0.725%)(a)	8,175	8,229,118
Landwirtschaftliche Rentenbank
0.48%, 06/03/21, (3 mo. LIBOR US + 0.250%)(a)(c)	19,815	19,832,635
0.58%, 02/19/21, (3 mo. LIBOR US + 0.350%)(a)(b)(c)	13,846	13,849,046
Lloyds Banking Group PLC, 1.04%, 06/21/21, (3 mo. LIBOR US + 0.800%)(a)(b)	23,738	23,805,653
M&T Bank Corp., 0.90%, 07/26/23 (Call 06/26/23), (3 mo. LIBOR US + 0.680%)(a)	1,205	1,217,749
Macquarie Bank Ltd.
0.65%, 11/24/21, (3 mo. LIBOR US + 0.450%)(a)(b)(c)	7,590	7,613,225
0.68%, 08/06/21, (3 mo. LIBOR US + 0.450%)(a)(b)(c)	1,070	1,072,044
Macquarie Group Ltd.
1.24%, 11/28/23 (Call 11/28/22), (3 mo. LIBOR US + 1.020%)(a)(b)(c)	12,647	12,756,523
1.60%, 03/27/24 (Call 03/27/23), (3 mo. LIBOR US + 1.350%)(a)(b)(c)	9,192	9,344,771
Mitsubishi UFJ Financial Group Inc.
0.87%, 07/26/21, (3 mo. LIBOR US + 0.650%)(a)(b)	20,153	20,208,219
0.93%, 03/07/22, (3 mo. LIBOR US + 0.700%)(a)	7,884	7,912,067
0.97%, 03/02/23, (3 mo. LIBOR US + 0.740%)(a)(b)	11,979	12,075,671
1.01%, 07/25/22, (3 mo. LIBOR US + 0.790%)(a)	24,258	24,470,743
1.08%, 07/26/23, (3 mo. LIBOR US + 0.860%)(a)(b)	26,564	26,902,160
1.12%, 02/22/22, (3 mo. LIBOR US + 0.920%)(a)(b)	16,111	16,246,655
1.28%, 09/13/21, (3 mo. LIBOR US + 1.060%)(a)	12,580	12,659,254
2.11%, 03/01/21, (3 mo. LIBOR US + 1.880%)(a)	7,317	7,327,463
Mizuho Financial Group Inc.
0.84%, 05/25/24 (Call 05/25/23), (3 mo. LIBOR US + 0.630%)(a)(b)	10,725	10,762,108
1.02%, 03/05/23, (3 mo. LIBOR US + 0.790%)(a)(b)	15,865	16,010,641
1.06%, 07/16/23 (Call 07/16/22), (3 mo. LIBOR US + 0.840%)(a)(b)	9,770	9,835,166
1.07%, 09/13/23 (Call 09/13/22), (3 mo. LIBOR US + 0.850%)(a)(b)	12,075	12,167,374
1.10%, 09/11/22, (3 mo. LIBOR US + 0.880%)(a)	30,620	30,947,940
1.16%, 02/28/22, (3 mo. LIBOR US + 0.940%)(a)(b)	27,748	27,993,292

Security	Par (000)	Value

Banks (continued)
1.21%, 07/10/24 (Call 07/10/23), (3 mo. LIBOR US + 0.990%)(a)	$20,100	$20,356,476
1.22%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(a)(b)	12,735	12,894,060
1.36%, 09/13/21, (3 mo. LIBOR US + 1.140%)(a)	20,098	20,234,867
1.70%, 04/12/21, (3 mo. LIBOR US + 1.480%)(a)(c)	12,515	12,546,538
Morgan Stanley
0.73%, 01/20/23 (Call 01/20/22), (SOFRRATE + 0.700%)(a)(b)	10,210	10,251,146
1.15%, 07/22/22 (Call 07/22/21), (3 mo. LIBOR US + 0.930%)(a)(b)	57,633	57,848,547
1.43%, 05/08/24 (Call 05/08/23), (3 mo. LIBOR US + 1.220%)(a)	34,515	35,217,725
1.62%, 04/21/21, (3 mo. LIBOR US + 1.400%)(a)	10,679	10,710,396
1.62%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.400%)(a)(b)	48,239	49,191,720
MUFG Union Bank N.A., 0.83%, 03/07/22 (Call 02/07/22), (3 mo. LIBOR US + 0.600%)(a)(b)	6,620	6,651,511
National Australia Bank Ltd.
0.63%, 12/13/22, (3 mo. LIBOR US + 0.410%)(a)(b)(c)	11,225	11,277,421
0.82%, 09/20/21, (3 mo. LIBOR US + 0.580%)(a)(b)(c)	2,230	2,237,850
0.82%, 04/12/23, (3 mo. LIBOR US + 0.600%)(a)(b)(c)	9,745	9,832,900
0.93%, 11/04/21, (3 mo. LIBOR US + 0.710%)(a)(b)(c)	8,938	8,982,958
0.93%, 05/22/22, (3 mo. LIBOR US + 0.720%)(a)(b)(c)	10,075	10,154,895
1.11%, 01/10/22, (3 mo. LIBOR US + 0.890%)(a)(b)(c)	9,165	9,235,112
1.22%, 07/12/21, (3 mo. LIBOR US + 1.000%)(a)(c)	7,495	7,527,154
Natwest Group PLC
1.69%, 05/15/23 (Call 05/15/22), (3 mo. LIBOR US + 1.470%)(a)(b)	25,363	25,699,567
1.80%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(a)	16,209	16,596,881
NatWest Markets PLC, 1.65%, 09/29/22, (3 mo. LIBOR US + 1.400%)(a)(b)(c)	5,725	5,829,309
PNC Bank N.A.
0.53%, 02/24/23 (Call 02/24/22), (3 mo. LIBOR US + 0.325%)(a)(b)	16,700	16,740,247
0.66%, 12/09/22 (Call 12/09/21), (3 mo. LIBOR US + 0.430%)(a)	6,578	6,602,470
0.67%, 07/22/22 (Call 07/22/21), (3 mo. LIBOR US + 0.450%)(a)(b)	31,917	31,973,174
0.71%, 07/27/22, (3 mo. LIBOR US + 0.500%)(a)(b)	2,165	2,178,445
Royal Bank of Canada
0.48%, 10/26/23, (SOFRRATE + 0.450%)(a)(b)	15,000	15,068,100
0.58%, 01/17/23, (3 mo. LIBOR US + 0.360%)(a)(b)	18,929	19,012,098
0.60%, 04/30/21, (3 mo. LIBOR US + 0.390%)(a)(b)	19,487	19,503,954
0.68%, 04/29/22, (3 mo. LIBOR US + 0.470%)(a)(b)	9,093	9,136,101
0.90%, 10/05/23, (3 mo. LIBOR US + 0.660%)(a)	9,357	9,468,723
0.94%, 02/01/22, (3 mo. LIBOR US + 0.730%)(a)(b)	5,451	5,487,849
Santander UK PLC
0.85%, 06/01/21, (3 mo. LIBOR US + 0.620%)(a)(b)	12,373	12,395,766
0.88%, 11/15/21, (3 mo. LIBOR US + 0.660%)(a)(b)	11,178	11,220,812
Skandinaviska Enskilda Banken AB
0.55%, 09/01/23, (3 mo. LIBOR US + 0.320%)(a)(c)	13,012	13,033,340
0.65%, 05/17/21, (3 mo. LIBOR US + 0.430%)(a)(c)	18,942	18,965,299
0.86%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(c)	2,720	2,742,141
Societe Generale SA, 1.56%, 04/08/21, (3 mo. LIBOR US + 1.330%)(a)(c)	1,240	1,242,939

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Standard Chartered PLC
1.37%, 01/20/23 (Call 01/04/22), (3 mo. LIBOR US + 1.150%)(a)(c)	$1,730	$1,743,252
1.43%, 09/10/22 (Call 09/10/21), (3 mo. LIBOR US + 1.200%)(a)(c)	41,950	42,190,373
Sumitomo Mitsui Financial Group Inc.
0.96%, 10/18/22, (3 mo. LIBOR US + 0.740%)(a)(b)	11,129	11,222,484
0.96%, 01/17/23, (3 mo. LIBOR US + 0.740%)(a)(b)	6,245	6,294,648
1.00%, 07/12/22, (3 mo. LIBOR US + 0.780%)(a)(b)	10,285	10,368,514
1.02%, 10/16/23, (3 mo. LIBOR US + 0.800%)(a)(b)	11,770	11,893,350
1.08%, 07/19/23, (3 mo. LIBOR US + 0.860%)(a)(b)	10,499	10,611,339
1.34%, 07/14/21, (3 mo. LIBOR US + 1.110%)(a)(b)	12,879	12,941,849
1.36%, 10/19/21, (3 mo. LIBOR US + 1.140%)(a)(b)	16,685	16,810,471
1.91%, 03/09/21, (3 mo. LIBOR US + 1.680%)(a)	15,460	15,486,127
Svenska Handelsbanken AB, 0.67%, 05/24/21, (3 mo. LIBOR US + 0.470%)(a)(b)	33,187	33,232,466
Swedbank AB, 0.92%, 03/14/22, (3 mo. LIBOR US + 0.700%)(a)(b)(c)	6,501	6,542,086
Toronto-Dominion Bank (The)
0.50%, 03/17/21, (3 mo. LIBOR US + 0.270%)(a)	36,332	36,346,533
0.51%, 01/27/23, (SOFRRATE + 0.480%)(a)	7,997	8,042,263
0.65%, 06/11/21, (3 mo. LIBOR US + 0.430%)(a)	4,100	4,106,068
0.76%, 12/01/22, (3 mo. LIBOR US + 0.530%)(a)	2,150	2,166,576
0.86%, 07/19/23, (3 mo. LIBOR US + 0.640%)(a)(b)	2,075	2,099,817
1.24%, 04/07/21, (3 mo. LIBOR US + 1.000%)(a)	5,778	5,788,574
Truist Bank
0.79%, 03/09/23 (Call 02/09/23), (SOFRRATE + 0.730%)(a)	1,640	1,656,613
0.80%, 08/02/22 (Call 08/02/21), (3 mo. LIBOR US + 0.590%)(a)(b)	5,134	5,146,424
0.81%, 05/17/22 (Call 04/17/22), (3 mo. LIBOR US + 0.590%)(a)(b)	4,015	4,037,725
Truist Financial Corp., 0.89%, 04/01/22 (Call 03/01/22), (3 mo. LIBOR US + 0.650%)(a)(b)	4,606	4,633,866
U.S. Bank NA/Cincinnati OH
0.40%, 01/21/22 (Call 12/21/21), (3 mo. LIBOR US + 0.180%)(a)(b)	8,700	8,711,223
0.54%, 04/26/21 (Call 03/26/21), (3 mo. LIBOR US + 0.320%)(a)	34,145	34,159,682
0.60%, 11/16/21 (Call 10/15/21), (3 mo. LIBOR US + 0.380%)(a)(b)	8,945	8,966,379
0.63%, 12/09/22 (Call 11/09/22), (3 mo. LIBOR US + 0.400%)(a)	4,758	4,783,788
0.65%, 05/23/22 (Call 04/23/22), (3 mo. LIBOR US + 0.440%)(a)(b)	18,810	18,893,893
UBS Group AG
1.17%, 08/15/23 (Call 08/15/22), (3 mo. LIBOR US + 0.950%)(a)(b)(c)	19,040	19,230,781
1.43%, 05/23/23 (Call 05/23/22), (3 mo. LIBOR US + 1.220%)(a)(b)(c)	15,955	16,153,161
1.74%, 02/01/22, (3 mo. LIBOR US + 1.530%)(a)(b)(c)	8,535	8,657,307
2.01%, 04/14/21, (3 mo. LIBOR US + 1.780%)(a)(c)	17,220	17,279,581
UniCredit SpA, 4.13%, 01/14/22, (3 mo. LIBOR US + 3.900%)(a)(c)	6,555	6,740,834
United Overseas Bank Ltd., 0.70%, 04/23/21, (3 mo. LIBOR US + 0.480%)(a)(b)(c)	480	480,226
Wells Fargo & Co.
1.14%, 02/11/22 (Call 02/11/21), (3 mo. LIBOR US + 0.930%)(a)(b)	46,386	46,397,133
1.24%, 07/26/21, (3 mo. LIBOR US + 1.025%)(a)	28,535	28,668,829

Security	Par (000)	Value

Banks (continued)
1.33%, 01/24/23 (Call 01/24/22), (3 mo. LIBOR US + 1.110%)(a)(b)	$19,460	$19,634,362
1.44%, 10/31/23 (Call 10/31/22), (3 mo. LIBOR US + 1.230%)(a)(b)	30,020	30,467,898
1.57%, 03/04/21, (3 mo. LIBOR US + 1.340%)(a)(b)	26,647	26,677,644
Wells Fargo Bank N.A.
0.73%, 10/22/21 (Call 09/21/21), (3 mo. LIBOR US + 0.510%)(a)	17,065	17,112,953
0.85%, 05/27/22 (Call 05/27/21), (3 mo. LIBOR US + 0.620%)(a)(b)	29,452	29,503,541
0.89%, 09/09/22 (Call 09/09/21), (3 mo. LIBOR US + 0.660%)(a)(b)	12,940	12,984,772
Westpac Banking Corp.
0.61%, 01/13/23, (3 mo. LIBOR US + 0.390%)(a)	11,950	12,003,297
0.79%, 01/11/23, (3 mo. LIBOR US + 0.570%)(a)(b)	2,317	2,335,327
0.94%, 05/15/23, (3 mo. LIBOR US + 0.720%)(a)(b)	20,455	20,699,846
0.96%, 06/28/22, (3 mo. LIBOR US + 0.710%)(a)(b)	8,825	8,899,836
1.00%, 02/26/24, (3 mo. LIBOR US + 0.770%)(a)(b)	9,058	9,197,131
1.07%, 01/11/22, (3 mo. LIBOR US + 0.850%)(a)(b)	8,192	8,253,112
1.08%, 08/19/21, (3 mo. LIBOR US + 0.850%)(a)(b)	6,348	6,376,502
		2,893,466,344
Beverages — 0.1%
PepsiCo Inc., 0.58%, 05/02/22, (3 mo. LIBOR US + 0.365%)(a)(b)	7,846	7,876,835

Biotechnology — 0.5%
Gilead Sciences Inc.
0.38%, 09/17/21, (3 mo. LIBOR US + 0.150%)(a)	6,270	6,273,135
0.77%, 09/29/23 (Call 09/29/21), (3 mo. LIBOR US + 0.520%)(a)	20,100	20,135,175
		26,408,310
Building Materials — 0.2%
Vulcan Materials Co., 0.88%, 03/01/21, (3 mo. LIBOR US + 0.650%)(a)	8,149	8,149,489

Chemicals — 0.5%
DuPont de Nemours Inc., 1.33%, 11/15/23, (3 mo. LIBOR US + 1.110%)(a)	5,815	5,911,645
LYB International Finance III LLC, 1.24%, 10/01/23 (Call 10/01/21), (3 mo. LIBOR US + 1.000%)(a)(b)	19,433	19,490,328
		25,401,973
Commercial Services — 0.1%
Equifax Inc., 1.09%, 08/15/21, (3 mo. LIBOR US + 0.870%)(a)	2,960	2,969,768

Computers — 1.4%
Apple Inc.
0.56%, 05/11/22, (3 mo. LIBOR US + 0.350%)(a)(b)	22,725	22,815,673
0.71%, 02/09/22, (3 mo. LIBOR US + 0.500%)(a)(b)	3,467	3,484,335
1.34%, 02/23/21, (3 mo. LIBOR US + 1.130%)(a)	1,875	1,876,312
Hewlett Packard Enterprise Co., 0.96%, 10/05/21 (Call 02/16/21), (3 mo. LIBOR US + 0.720%)(a)	13,136	13,138,627
IBM Credit LLC, 0.38%, 02/05/21, (3 mo. LIBOR US + 0.160%)(a)(b)	4,155	4,155,083
International Business Machines Corp.
0.62%, 05/13/21, (3 mo. LIBOR US + 0.400%)(a)	24,031	24,057,915
0.81%, 11/06/21, (3 mo. LIBOR US + 0.580%)(a)(b)	7,391	7,421,451
		76,949,396

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services — 2.8%
Air Lease Corp., 0.90%, 06/03/21, (3 mo. LIBOR US + 0.670%)(a)(b)	$3,000	$3,001,770
American Express Co.
0.75%, 05/17/21 (Call 04/17/21), (3 mo. LIBOR US + 0.525%)(a)	12,470	12,482,470
0.82%, 11/05/21 (Call 10/05/21), (3 mo. LIBOR US + 0.600%)(a)	29,490	29,595,869
0.82%, 08/01/22 (Call 07/01/22), (3 mo. LIBOR US + 0.610%)(a)(b)	2,905	2,922,575
0.84%, 05/20/22 (Call 04/19/22), (3 mo. LIBOR US + 0.620%)(a)(b)	13,484	13,569,624
0.88%, 02/27/23 (Call 01/27/23), (3 mo. LIBOR US + 0.650%)(a)(b)	8,488	8,555,565
0.97%, 08/03/23 (Call 07/03/23), (3 mo. LIBOR US + 0.750%)(a)(b)	9,456	9,577,131
American Express Credit Corp., 0.93%, 03/03/22 (Call 02/03/22), (3 mo. LIBOR US + 0.700%)(a)(b)	7,429	7,474,391
Aviation Capital Group LLC
0.88%, 07/30/21, (3 mo. LIBOR US + 0.670%)(a)(c)	2,920	2,909,371
1.18%, 06/01/21, (3 mo. LIBOR US + 0.950%)(a)(c)	4,335	4,328,194
BOC Aviation Ltd.
1.26%, 05/02/21, (3 mo. LIBOR US + 1.050%)(a)(d)	8,095	8,090,143
1.38%, 09/26/23 (Call 08/27/23), (3 mo. LIBOR US + 1.125%)(a)(d)	8,665	8,603,825
Capital One Financial Corp.
0.93%, 01/30/23 (Call 12/30/22), (3 mo. LIBOR US + 0.720%)(a)	4,936	4,967,590
1.18%, 03/09/22 (Call 02/09/22), (3 mo. LIBOR US + 0.950%)(a)(b)	5,218	5,259,901
Charles Schwab Corp. (The), 0.53%, 05/21/21 (Call 04/21/21), (3 mo. LIBOR US + 0.320%)(a)	5,212	5,215,336
Intercontinental Exchange Inc., 0.87%, 06/15/23 (Call 06/15/21), (3 mo. LIBOR US + 0.650%)(a)	31,469	31,558,372
		158,112,127
Electric — 3.2%
American Electric Power Co. Inc., Series A, 0.69%, 11/01/23 (Call 11/20/21), (3 mo. LIBOR US + 0.480%)(a)	340	340,292
Consolidated Edison Co. of New York Inc., Series C, 0.65%, 06/25/21, (3 mo. LIBOR US + 0.400%)(a)	7,333	7,343,926
Dominion Energy Inc., Series D, 0.75%, 09/15/23 (Call 09/15/21), (3 mo. LIBOR US + 0.530%)(a)(b)	18,275	18,306,799
Duke Energy Corp.
0.72%, 05/14/21, (3 mo. LIBOR US + 0.500%)(a)(b)(c)	22,925	22,952,281
0.87%, 03/11/22, (3 mo. LIBOR US + 0.650%)(a)(b)	2,151	2,162,293
Duke Energy Progress LLC, Series A, 0.40%, 02/18/22 (Call 02/18/21), (3 mo. LIBOR US + 0.180%)(a)(b)	500	500,050
Florida Power & Light Co., 0.60%, 07/28/23 (Call 03/01/21), (3 mo. LIBOR US + 0.380%)(a)(b)	12,670	12,671,394
National Rural Utilities Cooperative Finance Corp., 0.62%, 06/30/21, (3 mo. LIBOR US + 0.375%)(a)(b)	2,390	2,393,394
NextEra Energy Capital Holdings Inc.
0.70%, 05/04/21, (3 mo. LIBOR US + 0.480%)(a)	7,120	7,127,262
0.77%, 08/28/21 (Call 03/01/21), (3 mo. LIBOR US + 0.550%)(a)	4,349	4,350,174
0.93%, 02/25/22, (3 mo. LIBOR US + 0.720%)(a)(b)	7,190	7,238,101
Pacific Gas and Electric Co.
1.60%, 11/15/21, (3 mo. LIBOR US + 1.375%)(a)	50,000	50,007,500
1.70%, 06/16/22 (Call 06/16/21), (3 mo. LIBOR US + 1.480%)(a)	38,050	38,079,298

Security	Par (000)	Value

Electric (continued)
Sempra Energy, 0.67%, 03/15/21, (3 mo. LIBOR US + 0.450%)(a)	$7,134	$7,137,496
		180,610,260
Electronics — 0.2%
Honeywell International Inc.
0.46%, 08/19/22 (Call 08/19/21), (3 mo. LIBOR US + 0.230%)(a)(b)	3,909	3,912,479
0.58%, 08/08/22, (3 mo. LIBOR US + 0.370%)(a)(b)	9,594	9,634,199
		13,546,678
Food — 0.5%
Campbell Soup Co., 0.85%, 03/15/21, (3 mo. LIBOR US + 0.630%)(a)	14,620	14,629,942
General Mills Inc.
0.76%, 04/16/21, (3 mo. LIBOR US + 0.540%)(a)	8,035	8,043,115
1.23%, 10/17/23, (3 mo. LIBOR US + 1.010%)(a)	5,834	5,931,253
		28,604,310
Gas — 0.7%
Dominion Energy Gas Holdings LLC, Series A, 0.82%, 06/15/21, (3 mo. LIBOR US + 0.600%)(a)	23,928	23,975,138
Southern California Gas Co., 0.57%, 09/14/23 (Call 03/14/21), (3 mo. LIBOR US + 0.350%)(a)	13,715	13,711,983
		37,687,121
Health Care - Products — 0.0%
Zimmer Biomet Holdings Inc., 0.99%, 03/19/21 (Call 02/08/21), (3 mo. LIBOR US + 0.750%)(a)	1,291	1,287,411

Health Care - Services — 0.1%
UnitedHealth Group Inc., 0.48%, 06/15/21, (3 mo. LIBOR US + 0.260%)(a)	4,425	4,428,053

Household Products & Wares — 0.2%
Reckitt Benckiser Treasury Services PLC, 0.80%, 06/24/22, (3 mo. LIBOR US + 0.560%)(a)(b)(c)	10,520	10,588,064

Insurance — 1.4%
AIA Group Ltd., 0.76%, 09/20/21 (Call 08/20/21), (3 mo. LIBOR US + 0.520%)(a)(c)	3,747	3,747,112
Athene Global Funding, 1.47%, 07/01/22, (3 mo. LIBOR US + 1.230%)(a)(c)	6,070	6,140,533
Jackson National Life Global Funding
0.53%, 03/16/21, (3 mo. LIBOR US + 0.310%)(a)(c)	750	750,300
0.70%, 06/11/21, (3 mo. LIBOR US + 0.480%)(a)(b)(c)	14,180	14,202,263
0.98%, 06/27/22, (3 mo. LIBOR US + 0.730%)(a)(c)	11,195	11,287,135
New York Life Global Funding
0.50%, 01/21/22, (3 mo. LIBOR US + 0.280%)(a)(b)(c)	7,875	7,893,113
0.50%, 01/10/23, (3 mo. LIBOR US + 0.280%)(a)(b)(c)	5,296	5,303,732
0.55%, 08/06/21, (3 mo. LIBOR US + 0.320%)(a)(b)(c)	6,855	6,864,597
0.66%, 07/12/22, (3 mo. LIBOR US + 0.440%)(a)(c)	11,260	11,314,386
0.75%, 06/10/22, (3 mo. LIBOR US + 0.520%)(a)(c)	10,690	10,756,813
Principal Life Global Funding II
0.56%, 03/02/21, (3 mo. LIBOR US + 0.330%)(a)(c)	409	409,110
0.64%, 10/06/21, (3 mo. LIBOR US + 0.400%)(a)(c)	495	495,945
Protective Life Global Funding, 0.77%, 06/28/21, (3 mo. LIBOR US + 0.520%)(a)(c)	690	691,311
		79,856,350
Internet — 0.5%
eBay Inc., 1.08%, 01/30/23, (3 mo. LIBOR US + 0.870%)(a)	10,444	10,557,944
TD Ameritrade Holding Corp., 0.64%, 11/01/21 (Call 10/01/21), (3 mo. LIBOR US + 0.430%)(a)(b)	3,545	3,552,905

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Tencent Holdings Ltd.
0.83%, 01/19/23, (3 mo. LIBOR US + 0.605%)(a)(d)	$1,580	$1,571,847
1.13%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(d)	11,680	11,682,570
		27,365,266
Lodging — 0.0%
Marriott International Inc./MD, 0.88%, 03/08/21, (3 mo. LIBOR US + 0.650%)(a)	745	745,194

Machinery — 2.2%
Caterpillar Financial Services Corp.
0.41%, 11/12/21, (3 mo. LIBOR US + 0.200%)(a)(b)	17,219	17,233,120
0.45%, 03/15/21, (3 mo. LIBOR US + 0.230%)(a)	21,694	21,700,725
0.51%, 09/07/21, (3 mo. LIBOR US + 0.280%)(a)(b)	9,602	9,618,035
0.53%, 03/08/21, (3 mo. LIBOR US + 0.300%)(a)(b)	11,005	11,008,852
0.96%, 05/13/22, (3 mo. LIBOR US + 0.735%)(a)(b)	13,785	13,901,345
Series I, 0.61%, 05/17/21, (3 mo. LIBOR US + 0.390%)(a)	9,770	9,779,770
John Deere Capital Corp.
0.46%, 03/12/21, (3 mo. LIBOR US + 0.240%)(a)	9,449	9,451,929
0.49%, 09/10/21, (3 mo. LIBOR US + 0.260%)(a)	2,548	2,551,796
0.63%, 06/07/21, (3 mo. LIBOR US + 0.400%)(a)	3,875	3,879,921
0.71%, 06/13/22, (3 mo. LIBOR US + 0.490%)(a)	435	437,523
0.71%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)	5,180	5,212,945
0.78%, 06/07/23, (3 mo. LIBOR US + 0.550%)(a)(b)	9,940	10,032,343
Otis Worldwide Corp., 0.69%, 04/05/23 (Call 04/05/21), (3 mo. LIBOR US + 0.450%)(a)(b)	9,026	9,028,979
		123,837,283
Manufacturing — 0.3%
3M Co., 0.52%, 02/14/24, (3 mo. LIBOR US + 0.300%)(a)(b)	3,871	3,882,652
General Electric Co., 1.22%, 03/15/23, (3 mo. LIBOR US + 1.000%)(a)	1,145	1,157,102
Siemens Financieringsmaatschappij NV, 0.83%, 03/16/22, (3 mo. LIBOR US + 0.610%)(a)(b)(c)	11,156	11,227,510
		16,267,264
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, 1.86%, 02/01/24 (Call 01/01/24), (3 mo. LIBOR US + 1.650%)(a)	15,020	15,455,279
Comcast Corp.
0.68%, 10/01/21, (3 mo. LIBOR US + 0.440%)(a)	1,793	1,797,590
0.87%, 04/15/24, (3 mo. LIBOR US + 0.630%)(a)	9,933	10,062,427
NBCUniversal Enterprise Inc., 0.64%, 04/01/21, (3 mo. LIBOR US + 0.400%)(a)(c)	5,100	5,103,417
TWDC Enterprises 18 Corp., 0.62%, 03/04/22, (3 mo. LIBOR US + 0.390%)(a)(b)	22,062	22,149,586
Walt Disney Co. (The)
0.48%, 09/01/21, (3 mo. LIBOR US + 0.250%)(a)(b)	1,482	1,483,660
0.62%, 09/01/22, (3 mo. LIBOR US + 0.390%)(a)(b)	4,677	4,696,363
		60,748,322
Oil & Gas — 2.0%
Chevron Corp.
0.71%, 03/03/22, (3 mo. LIBOR US + 0.480%)(a)(b)	6,587	6,615,719
0.75%, 11/15/21, (3 mo. LIBOR US + 0.530%)(a)	756	758,759
0.76%, 03/03/22, (3 mo. LIBOR US + 0.530%)(a)	11,610	11,667,121
1.11%, 05/11/23, (3 mo. LIBOR US + 0.900%)(a)	21,110	21,483,436
Chevron USA Inc., 0.41%, 08/11/23, (3 mo. LIBOR US + 0.200%)(a)	17,930	17,964,067

Security	Par (000)	Value

Oil & Gas (continued)
ConocoPhillips Co., 1.12%, 05/15/22, (3 mo. LIBOR US + 0.900%)(a)(b)	$7,382	$7,451,539
Exxon Mobil Corp.
0.55%, 08/16/22, (3 mo. LIBOR US + 0.330%)(a)	12,105	12,150,636
0.60%, 03/06/22, (3 mo. LIBOR US + 0.370%)(a)	10,833	10,873,624
Phillips 66
0.83%, 02/26/21 (Call 02/16/21), (3 mo. LIBOR US + 0.600%)(a)	1,311	1,311,288
0.84%, 02/15/24 (Call 11/19/21), (3 mo. LIBOR US + 0.620%)(a)	626	627,133
Shell International Finance BV, 0.62%, 11/13/23, (3 mo. LIBOR US + 0.400%)(a)(b)	10,236	10,299,463
Valero Energy Corp., 1.37%, 09/15/23 (Call 09/10/21), (3 mo. LIBOR US + 1.150%)(a)(b)	10,887	10,915,633
		112,118,418
Pharmaceuticals — 3.4%
AbbVie Inc.
0.56%, 05/21/21, (3 mo. LIBOR US + 0.350%)(a)	25,000	25,023,500
0.69%, 11/19/21, (3 mo. LIBOR US + 0.460%)(a)	14,530	14,569,522
0.86%, 11/21/22, (3 mo. LIBOR US + 0.650%)(a)(b)	18,573	18,719,355
AstraZeneca PLC
0.85%, 06/10/22, (3 mo. LIBOR US + 0.620%)(a)(b)	1,295	1,303,547
0.89%, 08/17/23, (3 mo. LIBOR US + 0.665%)(a)	4,801	4,844,401
Bayer U.S. Finance II LLC
0.88%, 06/25/21 (Call 05/25/21), (3 mo. LIBOR US + 0.630%)(a)(c)	17,250	17,278,808
1.23%, 12/15/23 (Call 11/15/23), (3 mo. LIBOR US + 1.010%)(a)(b)(c)	20,125	20,396,688
Becton Dickinson and Co., 1.26%, 06/06/22, (3 mo. LIBOR US + 1.030%)(a)(b)	11,941	12,062,321
Bristol-Myers Squibb Co., 0.60%, 05/16/22, (3 mo. LIBOR US + 0.380%)(a)	6,989	7,014,021
Cardinal Health Inc., 0.99%, 06/15/22, (3 mo. LIBOR US + 0.770%)(a)(b)	12,798	12,897,440
Cigna Corp., 1.13%, 07/15/23 (Call 06/15/23), (3 mo. LIBOR US + 0.890%)(a)(b)	14,210	14,380,946
CVS Health Corp., 0.95%, 03/09/21, (3 mo. LIBOR US + 0.720%)(a)	26,331	26,349,958
GlaxoSmithKline Capital PLC, 0.57%, 05/14/21, (3 mo. LIBOR US + 0.350%)(a)	7,514	7,519,861
Pfizer Inc., 0.55%, 09/15/23, (3 mo. LIBOR US + 0.330%)(a)	3,268	3,278,163
Zoetis Inc., 0.66%, 08/20/21, (3 mo. LIBOR US + 0.440%)(a)	3,972	3,972,000
		189,610,531
Pipelines — 0.4%
Enbridge Inc., 0.72%, 02/18/22, (3 mo. LIBOR US + 0.500%)(a)(b)	7,310	7,333,684
MPLX LP, 1.33%, 09/09/22 (Call 03/01/21), (3 mo. LIBOR US + 1.100%)(a)	15,378	15,383,075
		22,716,759
Real Estate Investment Trusts — 0.0%
SL Green Operating Partnership LP, 1.20%, 08/16/21 (Call 02/16/21), (3 mo. LIBOR US + 0.980%)(a)	1,215	1,212,570

Retail — 0.2%
Home Depot Inc. (The), 0.54%, 03/01/22, (3 mo. LIBOR US + 0.310%)(a)	2,220	2,226,172

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Retail (continued)
McDonald’s Corp., 0.65%, 10/28/21, (3 mo. LIBOR US + 0.430%)(a)(b)	$5,110	$5,123,848
Walmart Inc., 0.47%, 06/23/21, (3 mo. LIBOR US + 0.230%)(a)(b)	5,337	5,342,230
		12,692,250
Semiconductors — 0.5%
Intel Corp., 0.56%, 05/11/22, (3 mo. LIBOR US + 0.350%)(a)(b)	12,253	12,297,601
QUALCOMM Inc., 0.94%, 01/30/23, (3 mo. LIBOR US + 0.730%)(a)(b)	15,816	15,999,782
		28,297,383
Telecommunications — 2.3%
AT&T Inc., 1.40%, 06/12/24, (3 mo. LIBOR US + 1.180%)(a)	39,283	40,302,394
Rogers Communications Inc., 0.84%, 03/22/22, (3 mo. LIBOR US + 0.600%)(a)(b)	2,762	2,776,859
Verizon Communications Inc.
1.22%, 03/16/22, (3 mo. LIBOR US + 1.000%)(a)(b)	37,113	37,497,862
1.32%, 05/15/25 (Call 03/15/25), (3 mo. LIBOR US + 1.100%)(a)(b)	23,235	23,898,127
Vodafone Group PLC, 1.21%, 01/16/24, (3 mo. LIBOR US + 0.990%)(a)	20,913	21,203,482
		125,678,724
Transportation — 0.5%
United Parcel Service Inc.
0.39%, 04/01/21, (3 mo. LIBOR US + 0.150%)(a)	2,220	2,220,688
0.60%, 05/16/22, (3 mo. LIBOR US + 0.380%)(a)(b)	16,702	16,766,971
0.69%, 04/01/23, (3 mo. LIBOR US + 0.450%)(a)	9,568	9,630,957
		28,618,616
Trucking & Leasing — 0.0%
GATX Corp., 0.94%, 11/05/21, (3 mo. LIBOR US + 0.720%)(a)	1,405	1,409,651

Total Corporate Bonds & Notes — 85.2%
(Cost: $4,752,590,957)		4,773,759,788

Foreign Government Obligations
Finland — 0.2%
Kuntarahoitus Oyj, 0.27%, 02/17/21, (3 mo. LIBOR US + 0.050%)(a)(c)	10,070	10,070,302

Netherlands — 0.1%
Nederlandse Waterschapsbank NV, 0.29%, 12/15/21, (3 mo. LIBOR US + 0.070%)(a)(b)(c)	9,210	9,214,697

Norway — 0.9%
Kommunalbanken AS
0.26%, 03/12/21, (3 mo. LIBOR US + 0.040%)(a)(c)	25,750	25,752,060
0.28%, 04/15/21, (3 mo. LIBOR US + 0.040%)(a)(b)(c)	5,116	5,116,972
0.36%, 09/08/21, (3 mo. LIBOR US + 0.130%)(a)(b)(c)	18,044	18,057,713
		48,926,745
South Korea — 0.9%
Export-Import Bank of Korea
0.78%, 06/25/22, (3 mo. LIBOR US + 0.525%)(a)(b)	2,465	2,474,244
0.80%, 06/01/21, (3 mo. LIBOR US + 0.575%)(a)	3,530	3,533,671
1.00%, 06/01/23, (3 mo. LIBOR US + 0.775%)(a)	13,550	13,689,294
1.13%, 11/01/22, (3 mo. LIBOR US + 0.925%)(a)	12,595	12,740,220
Series 5, 1.09%, 01/25/22, (3 mo. LIBOR US + 0.875%)(a)	3,175	3,192,590

Security	Par/ Shares (000)	Value

South Korea (continued)
Industrial Bank of Korea, 0.67%, 10/23/22, (3 mo. LIBOR US + 0.450%)(a)(d)	4,354	4,362,839
Korea Development Bank (The)
0.71%, 10/01/22, (3 mo. LIBOR US + 0.475%)(a)	8,515	8,544,547
0.77%, 03/12/21, (3 mo. LIBOR US + 0.550%)(a)	1,120	1,120,470
		49,657,875
Supranational — 7.8%
African Development Bank, 0.23%, 12/15/21, (3 mo. LIBOR US + 0.010%)(a)	5,262	5,262,526
Asian Development Bank
0.23%, 12/15/21, (3 mo. LIBOR US + 0.010%)(a)(b)	70,584	70,594,588
0.27%, 03/16/21, (3 mo. LIBOR US + 0.050%)(a)(b)	14,015	14,017,243
0.41%, 06/16/21, (3 mo. LIBOR US + 0.190%)(a)	25,305	25,324,991
European Bank for Reconstruction & Development, 0.22%, 05/11/22, (3 mo. LIBOR US + 0.010%)(a)	40,456	40,457,618
European Investment Bank
0.32%, 01/19/23, (3 mo. LIBOR US + 0.100%)(a)(c)	16,377	16,411,228
0.35%, 03/24/21, (3 mo. LIBOR US + 0.110%)(a)(c)	19,479	19,484,454
Inter-American Development Bank
0.20%, 10/25/21, (3 mo. LIBOR US - 0.020%)(a)	24,416	24,414,779
0.24%, 01/15/22, (3 mo. LIBOR US)(a)(b)	13,021	13,020,870
0.25%, 03/15/22, (3 mo. LIBOR US + 0.030%)(a)	32,622	32,633,744
0.31%, 07/15/22, (3 mo. LIBOR US + 0.070%)(a)(b)	27,733	27,762,397
0.44%, 07/15/21, (3 mo. LIBOR US + 0.200%)(a)	59,777	59,834,386
International Bank for Reconstruction & Development
0.49%, 02/11/21, (3 mo. LIBOR US + 0.280%)(a)	2,900	2,900,290
Series GDIF, 0.38%, 08/06/24, (SOFRRATE + 0.300%)(a)	17,720	17,804,347
International Finance Corp.
0.29%, 12/15/22, (3 mo. LIBOR US + 0.070%)(a)	43,597	43,651,060
0.40%, 12/15/21, (3 mo. LIBOR US + 0.180%)(a)	24,025	24,068,005
		437,642,526
Total Foreign Government Obligations — 9.9%
(Cost: $555,168,563)		555,512,145

Short-Term Investments

Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(e)(f)(g)	201,941	202,062,043
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	276,812	276,812,000
		478,874,043
Total Short-Term Investments — 8.5%
(Cost: $478,795,374)		478,874,043

Total Investments in Securities — 103.6%
(Cost: $5,786,554,894)		5,808,145,976

Other Assets, Less Liabilities — (3.6)%		(202,022,418)

Net Assets — 100.0%		5,606,123,558

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2021

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$147,500,634	$54,573,762	(a)	$—		$(6,583)	$(5,770)	$202,062,043	201,941	$85,822	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	280,692,000	—		(3,880,000	)(a)	—	—	276,812,000	276,812	60,590		—
						$(6,583)	$(5,770)	$478,874,043		$146,412		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$4,773,759,788	$—	$4,773,759,788
Foreign Government Obligations	—	555,512,145	—	555,512,145
Money Market Funds	478,874,043	—	—	478,874,043
	$478,874,043	$5,329,271,933	$—	$5,808,145,976

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate